PGIM Short Duration Multi-Sector Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25% [1]	(0.33%) [1]	0.97%	1.35% [1]
Bloomberg US Government/Credit 1-3 Year Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.36%	1.58%		1.63%
A
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	1.55%		2.14%
C
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	1.15%		1.54%
Z
Prospectus [Line Items]
Average Annual Return, Percent	5.92%	2.28%		2.67%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.85%	0.68%		1.16%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	1.04%		1.37%
R6
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	2.34%		2.69%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R2 and R4 shares.